STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Black-Scholes Option-Pricing Model Assumptions

The Black-Scholes option pricing model used the following weighted-average assumptions:

	2013	2012	2011	2010	2009
Weighted-average risk-free interest rate	N/A	N/A	2.0%	2.5%	2.0%
Dividend yield	N/A	N/A	1.4%	0.7%	1.0%
Expected life in years	N/A	N/A	6	5	5
Volatility	N/A	N/A	37%	38%	36%

Stock Options Activity

The following table summarizes annual activity for all stock options for each of the three years ended December 31:

	2013		2012		2011
	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	4,409,924	$48.69	5,481,341	$48.40	5,414,205	$45.36
Granted	—	$—	—	$—	1,276,250	$58.72
Exercised	(46,697)	$35.22	(591,859)	$41.22	(928,037)	$43.67
Forfeited and expired	(1,175,464)	$50.20	(479,558)	$54.57	(281,077)	$56.56

Outstanding at end of year	3,187,763	$48.33	4,409,924	$48.69	5,481,341	$48.40

Options exercisable at year-end	2,934,718	$47.47	3,191,850	$48.07	3,166,178	$46.22

Weighted-average fair value per share of options granted during the year	N/A		N/A		$18.90

Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$20 to $30	300,000	4.8	$26.91	300,000	$26.91
$30 to $40	524,237	4.9	$39.75	524,237	$39.75
$40 to $50	796,618	3.1	$43.95	791,236	$43.95
$50 to $60	1,556,403	6.3	$57.47	1,312,243	$57.28
$60+	10,505	7.9	$66.48	7,002	$66.48

	3,187,763	5.2	$48.33	2,934,718	$47.47

Stock Options Vested	The following stock options vested in each of the three years ended December 31:

	2013	2012	2011
Stock options vested	862,127	1,003,888	950,119
Weighted-average exercise price	$46.86	$52.09	$46.73

Stock Option and Other Stock Based Compensation

The Company recognized stock based compensation as follows:

	Years Ended December 31,
	2013	2012	2011
Restricted stock units	$31	$26	$32
Stock options	7	13	19
Performance leveraged stock units	8	10	7
Strategic stock units	5	2	—

	$51	$51	$58